June 20, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A (File Nos. 333-129342, 811-21829)

Ladies and Gentlemen:

Attached for filing on behalf of BBH Trust (the “Trust”) pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940 is post-effective amendment no. 100 to the Trust’s registration statement on Form N-1A (the “Amendment”).

The Amendment is being filed to reflect the addition of a new sub-adviser and revisions to the principal investment strategies of the BBH Partner Fund – International Equity (the “Fund”). For the reasons set forth below, the Trust requests selective and limited review of the Amendment.

The Fund has included additional information in the Items 4 and 9 principal investment strategy section to provide an overview of a new sub-advisers investment process, including their considerations of ESG. Among the other information, is information related to the sub-adviser and the portfolio management team.

The staff last reviewed the registration statement for the BBH Partner Fund – International Equity in a 485(a) filing on December 30, 2022 (see post-effective amendment no. 98).

If you have any questions or comments concerning the Amendment, please contact me at (617) 772-1378.

Very truly yours,

/s/ Brian J. Carroll

Brian J. Carroll

Secretary

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